Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Changes in Operating Assets and Liabilities
a)	The changes in operating assets and liabilities for years ended December 31, 2013, 2012 and 2011 are as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2013	2012	2011
	$	$	$
Accounts receivable	(6,436)	513	5,441
Prepaid expenses	80	(920)	995
Accounts payable	(437)	(1,124)	(1,053)
Accrued liabilities	7,662	(8,606)	8,068
Unearned revenue and long-term unearned revenue	(6,956)	7,996	(5,809)
Restricted cash	4,258	(1,464)	(2,747)
Advances to and from affiliates and joint venture partners	14,417	(7,259)	(42,551)
Other operating assets and liabilities	(2,510)	3,557	4,198

Total	10,078	(7,307)	(33,458)